WISDOMTREE TRUST

WisdomTree Emerging Markets Local Debt Fund

(Ticker Symbol: ELD)

(the “Fund”)

Supplement Dated August 30, 2021

to the currently effective

Summary Prospectus, Statutory Prospectus (collectively, the “Prospectuses”) and

Statement of Additional Information (“SAI”) for the Fund

The following information supplements and should be read in conjunction with the Prospectuses and SAI for the above-listed Fund.

Effective immediately, Stephanie Shu is no longer a member of the Sub-Adviser’s Fixed Income Portfolio Management team. Accordingly, all references to Stephanie Shu are deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WIS-SP-ELD-0821